Cover	Sep. 11, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Entity File Number	001-42651
Entity Registrant Name	ChampionsGate Acquisition Corporation
Entity Central Index Key	0002024460
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	419 Webster Street
Entity Address, City or Town	Monterey
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93940
City Area Code	831
Local Phone Number	204-7337
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one Class A ordinary share, $0.0001 par value, and one Right to acquire one-eighth of one Class A ordinary share
Title of 12(b) Security	Units, consisting of one Class A ordinary share, $0.0001 par value, and one Right to acquire one-eighth of one Class A ordinary share
Trading Symbol	CHPGU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CHPG
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one-eighth of one Class A ordinary share
Title of 12(b) Security	Rights, each whole right to acquire one-eighth of one Class A ordinary share
Trading Symbol	CHPGR
Security Exchange Name	NASDAQ